Subsequent Events (Details Narrative) - USD ($)	Nov. 18, 2024	Jan. 28, 2025	Jan. 18, 2025	Dec. 18, 2024	Nov. 22, 2024	Nov. 20, 2024	Oct. 18, 2024	Sep. 30, 2024	Sep. 18, 2024	Aug. 18, 2024	Jul. 18, 2024	Jun. 18, 2024	May 18, 2024	Apr. 18, 2024	Mar. 18, 2024	Feb. 22, 2024	Feb. 18, 2024	Feb. 14, 2024	Jan. 18, 2024	Dec. 31, 2023	Dec. 18, 2023	Nov. 18, 2023	Oct. 18, 2023	Sep. 26, 2023	Aug. 31, 2023	Aug. 22, 2023	Aug. 18, 2023	Aug. 17, 2023	May 17, 2023	Feb. 17, 2023	Dec. 31, 2022
Subsequent Event [Line Items]
Trust account deposit								$ 26,932,536												$ 61,839,164											$ 118,976,585
Redemption per share																									$ 10.74
Extension Loan [Member]
Subsequent Event [Line Items]
Public shares redeemed per share																		$ 0.03		$ 0.04								$ 0.04	$ 0.10	$ 0.10
Trust account deposit									$ 50,000	$ 50,000	$ 50,000	$ 50,000	$ 50,000	$ 50,000	$ 50,000		$ 50,000	$ 50,000	$ 125,000	$ 125,000	$ 125,000	$ 125,000	$ 125,000	$ 125,000			$ 125,000	$ 125,000	$ 1,150,000	$ 1,150,000
Redemption per share																$ 11.21										$ 10.81
Redemption payment per share																11.10										10.74
Redemption overpayment per share																$ 0.11										$ 0.07
Common Class B [Member]
Subsequent Event [Line Items]
Common stock, shares issued								2,875,000												2,875,000											2,875,000
Common stock, shares outstanding								2,875,000												2,875,000											2,875,000
Common Class A [Member]
Subsequent Event [Line Items]
Common stock, shares issued								635,075												635,075											635,075
Common stock, shares outstanding								635,075												635,075											635,075
Redemption per share								$ 11.47												$ 11.02											$ 10.30
Subsequent Event [Member]
Subsequent Event [Line Items]
Public shares redeemed per share	$ 0.05
Sale of units in Initial Public Offering, net of offering costs, shares	1,564,549
Subsequent Event [Member] | Extension Loan [Member]
Subsequent Event [Line Items]
Public shares redeemed per share	$ 0.05
Trust account deposit			$ 37,744	$ 37,744		$ 37,744	$ 50,000
Subsequent Event [Member] | Common Class B [Member]
Subsequent Event [Line Items]
Common stock, shares issued		0			2,875,000
Common stock, shares outstanding		0			2,875,000
Subsequent Event [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Common stock, shares issued					2,875,000
Common stock, shares outstanding					2,875,000